Operating Lease Right-of-use Asset and Operating Lease Liability (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 01, 2018	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Right-of-use Asset And Operating Lease Liability
Interest rate used to lease, description		The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable.		The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 10%, as the interest rate implicit in most of our leases is not readily determinable.
Operating lease expense		$ 52,631	$ 52,445	$ 74,028	$ 71,872
Lease payment	$ 6,291
Operating lease expiration date	Oct. 31, 2023
Security deposit	$ 6,480
Lease term		12 months		12 months
Lease payment	$ 6,107